APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Mutual Funds Trust
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Parametric Emerging Markets Fund
	Parametric International Equity Fund
	Parametric Volatility Risk Premium -
Defensive Fund



3. Investment Company Act File Number:
				811-04015


    Securities Act File Number:
002-90946

4(a). Last day of fiscal year for
which this Form is filed:

				1/31/2018


4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold
during the
fiscal year pursuant to section 24(f):
	$
$960,017,608

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$1,345,396,350

(iii)  Aggregate price of securities
redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:				$
$1,168,742,616

(iv)  Total available redemption credits [add
items 5(ii) and 5(iii)]:
	$	$2,514,138,966

(v)    Net sales - if item 5(i) is greater than
 item 5(iv)

[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for
use in
future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$
$1,554,121,358

(vii)  Multiplier for determining registration fee (See
Instructions C.9):
x	0.0001245


(viii) Registration fee due [multiply Item 5(v) by Item
 5(vii)] (enter
"0" if no fee is due):
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
$0.00

If there is a number of shares or other units that were
registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
 year for which this
Form is filed that are available for use by the issuer
 in future fiscal years,
then state that number here:
	$0.00



7. Interest due - if this Form is being filed more
 than 90 days after the end
of the issuer's fiscal year (See Instruction D):
	$0.00


8. Total of the amount of the registration fee due
plus any interest
due [line 5(viii) plus line 7]:
	$0.00


9. Date the registration fee and any interest
payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President of Eaton Vance Management

Date: 04/26/18